Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

VistaShares Electrification Supercycle ETF (POW)

(“the Fund”)

listed on NYSE Arca, Inc.

July 25, 2025

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated September 15, 2024

Effective immediately, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Fund Name	Old Ticker Symbol	New Ticker Symbol
VistaShares Electrification Supercycle ETF	EVS	POW

Please retain this Supplement for future reference.